TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expense	$ 1,073	$ 5,097	$ 7,717
Domestic taxes, Current	162	0	0
Domestic taxes, Deferred	39	834	1,323
Foreign taxes, Current	46	39	41
Foreign taxes, Deferred	0	0	0
Income tax (benefit) expense, net	247	873	1,364
Domestic taxes [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax (benefit) expense, net	201	834	1,323
Israel [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expense	897	4,976	7,557
Foreign Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expense	$ 176	$ 121	$ 160